Available-for-Sale Marketable Securities - Summary of Available-for-Sale Marketable Securities by Major Type of Security (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		$ 49,243
Gross Unrealized Gains		3
Gross Unrealized Losses		(263)
Estimated fair value	$ 0	48,983
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		37,243
Gross Unrealized Gains		3
Estimated fair value		37,246
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		7,500
Gross Unrealized Losses		(262)
Estimated fair value		7,238
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		4,500
Gross Unrealized Losses		(1)
Estimated fair value	$ 0	$ 4,499